Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Real estate assets, net:
Land	$ 4	$ 0
Rental residential properties, net	54	0
Real estate owned	3,749	0
Real estate assets, net	3,807	0
Real estate assets held for sale	901	0
Mortgage loans	163,520	0
Cash and cash equivalents	223,315	100,005
Related party receivables	3,183	0
Deferred leasing and financing costs, net	868	0
Prepaid expenses and other assets	20,262	6
Total assets	415,856	100,011
Liabilities:
Repurchase agreement	472	0
Accounts payable and accrued liabilities	1,138	46
Related party payables	501	54
Total liabilities	2,111	100
Commitments and contingencies (Note 6)
Equity:
Common stock, $.01 par value, 200,000,000 authorized shares; and 25,067,204 and 7,810,708 shares issued and outstanding, respectively	251	78
Additional paid-in capital	409,340	99,922
Retained earnings/(accumulated deficit)	4,154	(89)
Total equity	413,745	99,911
Total liabilities and equity	$ 415,856	$ 100,011